Note 8 - General and Administrative Expenses - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Corporate administration	$ 5,202	$ 5,552
Salaries and benefits	13,797	10,412
Audit, legal and professional fees	4,943	3,421
Filing and listing fees	429	449
Directors fees and expenses	793	739
Depreciation	1,636	855
	$ 26,800	$ 21,428